Gel Properties convertible notes payable (Details) (USD $)	Apr. 11, 2014	Mar. 11, 2014	Jan. 16, 2014	Jul. 30, 2013
Gel Properties convertible notes payable
Company issued a convertible noteto Gel Properties with a face value				$ 52,500
Cash proceeds of unsecured convertible note to Gel Properties				50,000
Legal fees of unsecured convertible note to Gel Properties				2,500
Interest at the rate of per annum on Gel Properties convertible notes payable				6.00%
The note is redeemable by the Company at any time within 6 months from the date of issuance at a premium over the principal amount due				20.00%
Escalated price of the principal amount dueafter thirty days				35.00%
Company issued two convertible notes, each having a face value of as back end notes				50,000
The Convertible Notes are convertible into common stock of the Company and each bear interest at the rate of 6% per annum				6.00%
In consideration of this call right the Company issued shares of its common stock to the issuer of the Back End Notes				12,500
Secured "back end" promissory note was repaid for	65,708	62,950
Notes were exercised for proceeds			$ 95,000